SUPPLEMENT TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                 THROUGH ITS NATIONWIDE VL SEPARATE ACCOUNT - C


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


The Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Leaders
Fund: Class I information in the "Available Sub-Accounts" section is corrected to state:


The Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Leaders
Fund: Class I. This underlying mutual fund is only available in policies issued before February 1, 2003.

The Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities
Portfolio: Initial Class in the "Annual Expenses of the Underlying Mutual Funds Held by the Sub-Account Portfolios" table is corrected as follows:


--------------------------------------------------------------------------------------------------------------------------------
                FUND                     MANAGEMENT       OTHER      12B-1   TOTAL UNDERLYING    WAIVER AND/OR       TOTAL
                                            FEES        EXPENSES     FEES       MUTUAL FUND         EXPENSE        UNDERLYING
                                                                              EXPENSES BEFORE    REIMBURSEMENT    MUTUAL FUND
                                                                              ANY FEE WAIVER                        EXPENSES
                                                                                OR EXPENSE
                                                                               REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products        0.58%         0.00%      0.14%         0.72%             0.02%            0.70%
Fund III - VIP III Growth
Opportunities Portfolio: Initial
Class
--------------------------------------------------------------------------------------------------------------------------------